Related Party Transactions - Schedule of Consolidated Balance Sheet and the Maximum Exposure to Loss as a Result of Providing the Guarantee (Details) - Nanjing Baishi Cloud [Member]	Dec. 31, 2024 USD ($)
Schedule of Consolidated Balance Sheet and the Maximum Exposure to Loss as a Result of Providing the Guarantee [Line Items]
Carrying Amount
Maximum exposure to loss	$ 6,343,690